Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases [Abstract]
Rental expenses	$ 74.7	$ 67.5	$ 57.4
Future minimum lease payments with respect to capital leases [Abstract]
2012	7.5
2013	5.5
2014	4.3
2015	2.1
2016	0.2
Thereafter	0.2
Future minimum lease payments	19.8
Less: amount representing interest	(1.2)
Lease obligations at December 31, 2011	18.6
Future minimum lease payments with respect to operating leases [Abstract]
2012	56.2
2013	49.7
2014	48.8
2015	37.3
2016	42.6
Thereafter	75.6
Future minimum lease payments	310.2
Less: amount representing interest	0
Lease obligations at December 31, 2011	$ 310.2